Segment Information - Summary of Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue	$ 881,862	$ 900,606	$ 900,663	$ 915,353	$ 829,620	$ 838,982	$ 845,242	$ 859,543	$ 3,598,484	$ 3,373,387	$ 2,960,896
Adjusted Gross Profit									1,500,186	1,460,675	1,316,820
Adjusted Operating Income									706,149	720,361	653,105
Adjusted EBITDA									1,078,571	1,046,646	941,587
Depreciation and amortization									400,871	413,986	351,480
Adjusted Capital Expenditures									377,202	411,052	350,079
Operating Segments
Segment Reporting Information [Line Items]
Adjusted EBITDA									1,262,836	1,212,956	1,117,775
Depreciation and amortization									301,198	266,114	237,869
Adjusted Capital Expenditures									312,037	350,165	299,729
Operating Segments | Travel Network
Segment Reporting Information [Line Items]
Revenue									2,550,470	2,374,849	2,102,792
Adjusted Gross Profit									1,071,249	1,039,561	950,344
Adjusted Operating Income									746,625	738,134	693,887
Adjusted EBITDA									923,615	886,630	818,913
Depreciation and amortization									109,579	92,772	79,903
Adjusted Capital Expenditures									90,881	97,798	73,469
Operating Segments | Airline Solutions
Segment Reporting Information [Line Items]
Revenue									816,008	794,637	712,908
Adjusted Gross Profit									366,255	354,922	338,201
Adjusted Operating Income									137,932	136,177	134,660
Adjusted EBITDA									296,437	286,362	275,410
Depreciation and amortization									158,505	150,185	140,750
Adjusted Capital Expenditures									169,053	206,009	192,483
Operating Segments | Hospitality Solutions
Segment Reporting Information [Line Items]
Revenue									258,352	224,669	159,178
Adjusted Gross Profit									88,477	72,497	52,936
Adjusted Operating Income									9,670	16,807	6,236
Adjusted EBITDA									42,784	39,964	23,452
Depreciation and amortization									33,114	23,157	17,216
Adjusted Capital Expenditures									52,103	46,358	33,777
Eliminations
Segment Reporting Information [Line Items]
Revenue									(26,346)	(20,768)	(13,982)
Corporate
Segment Reporting Information [Line Items]
Adjusted Gross Profit									(25,795)	(6,305)	(24,661)
Adjusted Operating Income									(188,078)	(170,757)	(181,678)
Adjusted EBITDA									(184,265)	(166,310)	(176,188)
Depreciation and amortization									99,673	147,872	113,611
Adjusted Capital Expenditures									$ 65,165	$ 60,887	$ 50,350